Document and Entity Information Document and Entity Information	May 20, 2021
Cover [Abstract]
Entity Central Index Key	0001069202
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	LII
Security Exchange Name	NYSE
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
Document Type	8-K
Document Period End Date	May 20, 2021
Entity Registrant Name	LENNOX INTERNATIONAL INC
Entity Address, Address Line One	2140 LAKE PARK BLVD
Entity Address, City or Town	RICHARDSON
Entity Address, Postal Zip Code	75080
Entity File Number	001-15149
Entity Tax Identification Number	42-0991521
City Area Code	972
Local Phone Number	497-5000
Amendment Flag	false
Entity Emerging Growth Company	false
Entity Address, State or Province	TX